Needham Aggressive Growth Fund
Schedule of Investments
September 30, 2023 (Unaudited)
		Fair
	Shares	Value
Common Stocks (67.4%)
Aerospace & Defense (1.6%)
Parsons Corp. (a)	83,000	$4,511,050
Biotechnology (0.0%)
G1 Therapeutics, Inc. (a)	70,000	100,800
Building Products (0.3%)
Alpha Pro Tech, Ltd. (a)	220,000	954,800
Jewett-Cameron Trading Co., Ltd. (Canada) (a)	7,500	35,250
		990,050
Chemicals (3.2%)
Aspen Aerogels, Inc. (a)	635,000	5,461,000
Mativ Holdings, Inc.	112,500	1,604,250
Northern Technologies International Corp.	173,048	2,313,652
		9,378,902
Commercial Services & Supplies (1.9%)
ACV Auctions, Inc. - Class A (a)	86,500	1,313,070
Clean Harbors, Inc. (a)	25,000	4,184,000
		5,497,070
Communications Equipment (2.1%)
ADTRAN Holdings, Inc.	250,000	2,057,500
Cambium Networks Corp. (a)	95,950	703,314
KVH Industries, Inc. (a)(b)	658,750	3,359,625
		6,120,439
Construction & Engineering (0.9%)
Matrix Service Co. (a)	210,000	2,478,000
Construction Materials (1.0%)
Smith-Midland Corp. (a)	160,000	3,032,000
Distributors (0.2%)
Educational Development Corp. (a)(d)	560,000	593,600
Diversified Consumer Services (1.1%)
Bright Horizons Family Solutions, Inc. (a)	41,000	3,339,860
Electrical Equipment (7.7%)
Thermon Group Holdings, Inc. (a)	140,000	3,845,800
Vertiv Holdings Co.	225,000	8,370,000
Vicor Corp. (a)	176,000	10,364,640
		22,580,440
Electronic Equipment, Instruments & Components (4.2%)
Arlo Technologies, Inc. (a)	55,000	566,500
FARO Technologies, Inc. (a)	125,000	1,903,750
nLight, Inc. (a)	250,000	2,600,000
VIA Optronics AG - ADR (Germany) (a)	130,000	149,500
Vishay Precision Group, Inc. (a)	207,850	6,979,603
		12,199,353
Entertainment (0.1%)
TKO Group Holdings, Inc.	2,250	189,135
Health Care Equipment & Supplies (1.0%)
LeMaitre Vascular, Inc.	22,500	1,225,800
Omnicell, Inc. (a)	5,000	225,200
Precision Optics Corp, Inc. (a)	235,000	1,449,950
		2,900,950
Health Care Providers & Services (1.0%)
Laboratory Corp. of America Holdings	12,300	2,472,915
Quest Diagnostics, Inc.	3,000	365,580
		2,838,495
Hotels, Restaurants & Leisure (0.3%)
Genius Sports Ltd. (Great Britain) (a)	100,000	533,000
Vacasa, Inc. - Class A (a)	798,600	368,234
		901,234
Household Products (1.8%)
Oil-Dri Corp. of America	82,800	5,112,900
Insurance (0.9%)
Markel Group, Inc. (a)	1,700	2,503,233
Interactive Media & Services (0.1%)
Illumin Holdings, Inc. (Canada) (a)	275,000	370,535
IT Services (3.0%)
Akamai Technologies, Inc. (a)(b)	18,500	1,970,990
Research Solutions, Inc. (a)	750,000	1,852,500
Unisys Corp. (a)	1,425,000	4,916,250
		8,739,740
Life Sciences Tools & Services (1.3%)
Bruker Corp.	25,000	1,557,500
CryoPort, Inc. (a)	100,000	1,371,000
Fortrea Holdings, Inc. (a)	25,000	714,750
		3,643,250
Machinery (0.1%)
Westinghouse Air Brake Technologies Corp.	3,000	318,810
Media (0.3%)
The Trade Desk, Inc. - Class A (a)	12,000	937,800
Oil, Gas & Consumable Fuels (1.4%)
Adams Resources & Energy, Inc.	125,000	4,211,250
Professional Services (1.0%)
CRA International, Inc.	28,500	2,871,660
Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp.	2,250	370,012
Equinix, Inc.	2,100	1,525,146
		1,895,158
Semiconductors & Semiconductor Equipment (13.4%)
ASML Holding NV (Netherlands)	2,500	1,471,650
AXT, Inc. (a)	125,000	300,000
Entegris, Inc.	62,500	5,869,375
FormFactor, Inc. (a)	60,000	2,096,400
MKS Instruments, Inc.	26,500	2,293,310
Nova, Ltd. (Israel) (a)	60,000	6,746,400
PDF Solutions, Inc. (a)(b)	375,000	12,150,000
Photronics, Inc. (a)	234,000	4,729,140
SiTime Corp. (a)	4,500	514,125
SkyWater Technology, Inc. (a)	7,500	45,150
Teradyne, Inc.	5,000	502,300
Veeco Instruments, Inc. (a)	80,000	2,248,800
		38,966,650
Software (5.3%)
Altair Engineering, Inc. - Class A (a)	37,500	2,346,000
Alteryx, Inc. - Class A (a)	55,000	2,072,950
American Software, Inc. - Class A	150,000	1,719,000
Arteris, Inc. (a)	200,000	1,302,000
Copperleaf Technologies, Inc. (Canada) (a)	135,000	561,568
ESI Group (France) (a)	45,500	7,287,889
GSE Systems, Inc. (a)(d)	1,430,000	289,003
		15,578,410
Specialty Retail (1.8%)
CarMax, Inc. (a)	25,000	1,768,250
ThredUp, Inc. - Class A (a)	900,000	3,609,000
		5,377,250
Technology Hardware, Storage & Peripherals (8.0%)
Apple, Inc. (b)	25,000	4,280,250
Super Micro Computer, Inc. (a)(b)	70,000	19,195,400
		23,475,650
Textiles, Apparel & Luxury Goods (1.2%)
Allbirds, Inc. - Class A (a)	50,000	55,500
Carter’s, Inc.	47,500	3,284,625
		3,340,125
Trading Companies & Distributors (0.6%)
Transcat, Inc. (a)	18,500	1,812,445
Total Common Stocks
(Cost $138,275,260)		$196,806,244

Short-Term Investments (32.5%)
Money Market Fund (32.5%)
Dreyfus Treasury Securities Cash Management - Institutional Class, 5.24% (c)
Total Short-Term Investments
(Cost $94,723,335)	94,723,335	$94,723,335

Total Investments (99.9%)
(Cost $232,998,595)		291,529,579
Other Assets in Excess of Liabilities (0.1%)		344,687
Net Assets (100.0%)		$291,874,266

	Percentages are stated as a percent of net assets.
	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $3,197,405.
(c)	Rate shown is the seven day yield as of September 30, 2023
(d)
Affiliated security. Needham Aggressive Growth Fund owned 5% or more of the voting securities of the following company during the three months ended September 30, 2023. As a result, this company is deemed to be an affiliate of Needham Aggressive Growth Fund as defined by the 1940 Act.

ADR	American Depositary Receipt
	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).
Distribution of investments by country or territory of incorporation, as a percentage of Total Investments, is as follows (Unaudited):
	Country	Long
	United States^	94.1%
	France	2.5%
	Israel	2.3%
	Netherlands	0.5%
	Canada	0.3%
	Great Britain	0.2%
	Germany	0.1%
		100.0%

^	United States allocation includes Short-Term Investment-Money Market Fund of 32.5%